Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measured on Recurring Basis [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 26,413,715	$ 3,707,557
Liabilities	1,631,766	963,112
Net fair value	24,781,949	2,744,445
U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	24,995,953
Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	724,794	2,692,207
Liabilities	966,476	266,772
Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	692,968	1,015,350
Liabilities	665,290	696,340
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	816,648	2,846,865
Liabilities	1,273,153	497,410
Net fair value	(456,505)	2,349,455
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	724,794	2,692,207
Liabilities	966,476	266,772
Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	91,854	154,658
Liabilities	306,677	230,638
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	25,597,067	860,692
Liabilities	358,613	465,702
Net fair value	25,238,454	394,990
Level 2 [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	24,995,953
Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	601,114	860,692
Liabilities	358,613	465,702
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	17,033,282	2,409,346
Liabilities	1,783,055	1,116,103
Net fair value	15,250,227	1,293,243
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	15,498,983
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	269,891	873,317
Liabilities	460,830	134,615
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,264,408	1,536,029
Liabilities	1,322,225	981,488
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	295,999	984,846
Liabilities	596,603	210,272
Net fair value	(300,604)	774,574
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	269,891	873,317
Liabilities	460,830	134,615
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	26,108	111,529
Liabilities	135,773	75,657
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	16,737,283	1,424,500
Liabilities	1,186,452	905,831
Net fair value	15,550,831	518,669
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Level 2 [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	15,498,983
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,238,300	1,424,500
Liabilities	1,186,452	905,831
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	18,056,161	2,170,555
Liabilities	817,341	1,003,974
Net fair value	17,238,820	1,166,581
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	16,998,561
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	817,717	1,905,937
Liabilities	580,290	511,243
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	239,883	264,618
Liabilities	237,051	492,731
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	905,556	2,013,176
Liabilities	612,631	657,480
Net fair value	292,925	1,355,696
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	817,717	1,905,937
Liabilities	580,290	511,243
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Level 1 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	87,839	107,239
Liabilities	32,341	146,237
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	17,150,605	157,379
Liabilities	204,710	346,494
Net fair value	16,945,895	(189,115)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Level 2 [Member] | U.S. Treasury Bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	16,998,561
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Level 2 [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	152,044	157,379
Liabilities	$ 204,710	$ 346,494